RETIREMENT-RELATED BENEFITS - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plans
Expected Benefit Payments
Expected benefit payments, 2018	$ 5,868
Expected benefit payments, 2019	5,870
Expected benefit payments, 2020	5,997
Expected benefit payments, 2021	6,061
Expected benefit payments, 2022	6,029
Expected benefit payments, 2023-2027	29,585
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2018	414
Expected benefit payments, 2019	426
Expected benefit payments, 2020	437
Expected benefit payments, 2021	437
Expected benefit payments, 2022	425
Expected benefit payments, 2023-2027	1,945
U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2018	3,528
Expected benefit payments, 2019	3,510
Expected benefit payments, 2020	3,581
Expected benefit payments, 2021	3,579
Expected benefit payments, 2022	3,486
Expected benefit payments, 2023-2027	16,673
U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2018	123
Expected benefit payments, 2019	122
Expected benefit payments, 2020	124
Expected benefit payments, 2021	125
Expected benefit payments, 2022	123
Expected benefit payments, 2023-2027	588
U.S. | Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2018	373
Expected benefit payments, 2019	382
Expected benefit payments, 2020	390
Expected benefit payments, 2021	387
Expected benefit payments, 2022	372
Expected benefit payments, 2023-2027	1,623
Non-U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2018	1,879
Expected benefit payments, 2019	1,898
Expected benefit payments, 2020	1,913
Expected benefit payments, 2021	1,939
Expected benefit payments, 2022	1,981
Expected benefit payments, 2023-2027	9,936
Non-U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2018	338
Expected benefit payments, 2019	340
Expected benefit payments, 2020	380
Expected benefit payments, 2021	418
Expected benefit payments, 2022	439
Expected benefit payments, 2023-2027	2,388
Non-U.S. | Nonpension Postretirement Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2018	6
Expected benefit payments, 2019	6
Expected benefit payments, 2020	7
Expected benefit payments, 2021	7
Expected benefit payments, 2022	7
Expected benefit payments, 2023-2027	37
Non-U.S. | Nonpension Postretirement Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2018	35
Expected benefit payments, 2019	38
Expected benefit payments, 2020	40
Expected benefit payments, 2021	43
Expected benefit payments, 2022	46
Expected benefit payments, 2023-2027	$ 285